Organization and Principal Activities - Schedule of Shares Issued and Outstanding on Financial Statements (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Number of Class A Ordinary Shares Legally Issued and Outstanding [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	24,704,124	1,919,936
Class A Ordinary Shares Committed to be Issued to HF Capital [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	135,007	135,007
Class A Ordinary Shares [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	24,839,131	2,054,943